Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Canada ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI Canada ETF(a)	283,903	$10,751,407

Total Investment Companies — 100.3%
(Cost: $8,395,070)		10,751,407

Total Investments in Securities — 100.3%
(Cost: $8,395,070)		10,751,407

Other Assets, Less Liabilities — (0.3)%		(32,818)

Net Assets — 100.0%		$10,718,589

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds

iShares MSCI Canada ETF	$11,540,157	$1,232,907	$(5,213,972)	$666,546	$2,525,769	$10,751,407	283,903	$154,570	$—

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	12,902,000	USD	10,677,471	MS	06/02/21	$11,816
USD	310,135	CAD	374,000	MS	06/02/21	277
						12,093

CAD	7,000	USD	5,811	MS	06/02/21	(11)
USD	10,193,314	CAD	12,535,000	MS	06/02/21	(191,915)
USD	10,722,219	CAD	12,954,000	MS	07/06/21	(9,675)
						(201,601)
	Net unrealized depreciation				.	$(189,508)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Canada ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$10,751,407	$—	$—	$10,751,407

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$12,093	$—	$12,093
Liabilities
Forward Foreign Currency Exchange Contracts	—	(201,601)	—	(201,601)
	$—	$(189,508)	$—	$(189,508)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

CAD	Canadian Dollar

USD	United States Dollar